Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 500,895	£ 481,036
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	1,241	1,494
(Level 3) | Recurring fair value measurement | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	893	906
(Level 3) | Recurring fair value measurement | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	993	1,174
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	7
Fair value adjustments	(500)	(493)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	35
Fair value adjustments	(80)	(115)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	58
Fair value adjustments	(210)	(268)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	22
Fair value adjustments	91	113
Financial instruments at fair value, category | (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	126	116
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	32	27
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	22	24
Financial instruments at amortised cost, category | (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	240	247
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	6
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 7	£ 14